UNCERTAIN TAX POSITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statute of limitations period (in years)	3 years
Local tax authority
Potential tax liability	$ 4,176,537	$ 4,263,289